LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Summary of information related to operating leases

	As of December 31,
	2023	2024
	US$	US$
Assets
Operating lease right-of-use assets	365,103	283,645
Liabilities
Current portion of operating lease liabilities	195,955	141,341
Operating lease liabilities	173,660	142,304
Weighted average remaining lease term (years)	2.1	2.2
Weighted average discount rate	4.4%	3.9%

Summary of information related to operating lease activity

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	283,276	216,305	203,298
Expense for short-term leases within 12 months	34,729	13,514	23,734
Interest of lease liabilities	20,259	12,100	12,613
	338,264	241,919	239,645

Summary of maturities of lease liabilities

	As of December 31,
	2023	2024
	US$
2024	207,155	—
2025	123,546	149,975
2026	55,499	93,734
2027	—	53,116
Total undiscounted lease payments	386,200	296,825
Less: imputed interest	(16,585)	(13,180)
Total lease liabilities	369,615	283,645